Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net gain (loss) on derivatives, tax	$ (22,686)	$ (11,679)	$ 8,402
Actuarial gain (loss) on pension obligations, tax	$ (4,108)	$ (1,327)	$ 348